Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2017
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
	2015		2016		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price

Outstanding at beginning of year	21,326,160	$0.57	17,332,760	$0.55	16,180,260	$0.53
Exercised	(2,205,600)	0.22	(417,900)	0.25	(107,200)	0.25
Forfeited	(1,787,800)	1.18	(734,600)	1.08	(2,395,100)	0.98
Outstanding at end of year	17,332,760	$0.55	16,180,260	$0.53	13,677,960	$0.46
Shares exercisable at end of year	14,513,528	$0.61	16,180,260	$0.53	13,677,960	$0.46

Schedule of information with respect to stock options outstanding
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2017	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2017

$1.26	413,360				413,360
$1.43	2,044,500				2,044,500
$0.25	11,220,100				11,220,100
	13,677,960	4.90 years	$0.46	$3,208,949	13,677,960	$0.46	$3,208,949

2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of employee options was estimated on the basis of the Black-Scholes Option Price model
	Years ended December 31,
	2014	2015	2017

Weighted average risk free rate of return	1.39% - 1.62%	1.32%	1.88% - 2.13%
Weighted average expected option life	6.82 - 6.87 years	6.86 years	7.36 – 7.38 years
Expected volatility rate	77.74% - 79.37%	77.81%	73.31% - 74.76%
Dividend yield	-		-

Schedule of stock option activity
	2015		2016		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price

Outstanding at beginning of year	1,860,000	$0.89	1,235,000	$0.88	1,105,000	$0.87
Granted	120,000	0.87	-	-	2,690,000	0.34
Exercised	(3,600)	0.92	(14,800)	0.89	-	-
Forfeited	(741,400)	0.89	(115,200)	0.90	(40,000)	0.89
Outstanding at end of year	1,235,000	$0.88	1,105,000	$0.87	3,755,000	$0.49
Shares exercisable at end of year	480,200	0.89	805,400	$0.88	1,045,800	$0.88

Schedule of information with respect to stock options outstanding
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2017	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2017

$0.878	885,000				885,000
$0.920	60,000				60,000
$1.032	-				-
$1.038	-				-
$0.870	120,000				100,800
$0.302	940,000				-
$0.348	1,750,000				-

	3,755,000	7.15 years	$0.49	548,960	1,045,800	$0.88	-